Document and Entity Information	May. 18, 2016
Prospectus:
Document Type	497
Document Period End Date	May 18, 2016
Registrant Name	UBS FUNDS
Central Index Key	0000886244
Amendment Flag	false
Document Creation Date	May 18, 2016
Document Effective Date	May 18, 2016
Prospectus Date	Oct. 28, 2015
UBS GLOBAL ALLOCATION FUND | CLASS A
Prospectus:
Trading Symbol	BNGLX
UBS GLOBAL ALLOCATION FUND | CLASS C
Prospectus:
Trading Symbol	BNPCX
UBS GLOBAL ALLOCATION FUND | CLASS P
Prospectus:
Trading Symbol	BPGLX